Goodwill and Intangible Assets (Tables) - A Place For Rover INC	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Summary of Changes in Carrying Amounts of Goodwill

The following table summarizes the changes in the carrying amount of goodwill (in thousands):

Balance at December 31, 2018	$34,811
Measurement period adjustment – DogBuddy (see Note 3—Business Combinations)	(1,652)
Balance at December 31, 2019	$33,159

Schedule of Book Value and Accumulated Amortization of Intangible Assets

The gross book value and accumulated amortization of intangible assets were as follows (in thousands):

	December 31, 2020
	Gross Book	Accumulated	Net Book
	Value	Amortization	Value
Pet parent relationships	$16,290	$(9,117)	$7,173
Pet service provider relationships	2,000	(1,444)	556
Tradenames	950	(712)	238
Total	$19,240	$(11,273)	$7,967

	June 30, 2021
	Gross Book	Accumulated	Net Book
	Value	Amortization	Value
Pet parent relationships	$16,290	$(10,493)	$5,797
Pet service provider relationships	2,000	(1,778)	222
Tradenames	950	(807)	143
Total	$19,240	$(13,078)	$6,162

The gross book value and accumulated amortization of intangible assets were as follows (in thousands):

	December 31, 2019
	Gross Book	Accumulated	Net Book
	Value	Amortization	Value
Pet parent relationships	$16,290	$(6,364)	$9,926
Technologies	10,100	(8,525)	1,575
Pet service provider relationships	2,000	(778)	1,222
Tradenames	950	(522)	428
Total	$29,340	$(16,189)	$13,151

	December 31, 2020
	Gross Book	Accumulated	Net Book
	Value	Amortization	Value
Pet parent relationships	$16,290	$(9,117)	$7,173
Pet service provider relationships	2,000	(1,444)	556
Tradenames	950	(712)	238
Total	$19,240	$(11,273)	$7,967

Schedule of Weighted Average Amortization Period of Intangible Assets

The weighted average amortization period remaining as of June 30, 2021 for each class of intangible assets were as follows (in years):

Pet parent relationships	4.2
Pet service provider relationships	0.3
Tradenames	0.8

The weighted average amortization period remaining as of December 31, 2020 for each class of intangible assets were as follows (in years):

Pet parent relationships	4.3
Pet service provider relationships	0.8
Tradenames	1.3

Schedule of Intangible Assets Amortization Expense

Based on amounts recorded at June 30, 2021 the Company estimates intangible asset amortization expense in each of the years ending December 31 as follows (in thousands):

Remainder of 2021	$1,694
2022	1,347
2023	814
2024	814
2025	814
Thereafter	679
Total	$6,162

Based on amounts recorded at December 31, 2020 the Company estimates intangible asset amortization expense in each of the years ending December 31 as follows (in thousands):

2021	$3,499
2022	1,347
2023	814
2024	814
2025	814
Thereafter	679
Total	$7,967